RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Related Party Transaction [Line Items]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Management Fees
The Company is entitled to earn management fees for fund management services provided to certain investment funds that are considered related parties of the Company. Accounts receivable related to these management fees totaled $433,409 and $594,435 as of March 31, 2026 and December 31, 2025, respectively, and are included within ‘Accounts receivable, related parties’ on the unaudited condensed consolidated balance sheets. Management fee revenues totaled $218,024 and $5,663 for the three months ended March 31, 2026 and 2025, respectively, and are included within revenue on the unaudited condensed consolidated statements of operations and comprehensive loss.
Collateralized Lending — Related Parties
At various times throughout 2025, the Company entered into lending arrangements with certain related parties of the Company in which the Company advanced an aggregate amount of $2,253,026 in certain digital assets also borrowed by the Company during the year ended December 31, 2025, of which $290,356 was still outstanding as of December 31, 2025. All of the remaining lending arrangements entered into with related parties were settled and fully repaid during the current quarter such that there were none outstanding as of March 31, 2026. These amounts were included within ‘Digital assets loan receivable, related parties’ on the unaudited condensed consolidated balance sheets.
Secondary transactions and exchange of Common stock for Series B-4 redeemable convertible preferred stock
During the three months ended March 31, 2025, the Company waived its right of first refusal in connection with certain secondary transactions involving its equity securities held by certain former employees, co-founders, and related parties, which resulted in the recognition of stock-based compensation expense and deemed dividends recorded in the consolidated financial statements. There were no such transactions during the three months ended March 31, 2026. Refer to the Stockholders’ Deficit note (Note 11) for additional information.
Notes Receivable, Related Parties
In January 2019, the Company provided funds in the form of a promissory note, as most recently amended in December 2022, totaling $89,879 to Batch 22X Ltd. (“Batch 22X”), which is managed by the co-founders and members of the Company’s management. There is no interest due and the note matures on December 31, 2029. The outstanding balance of the note totaled $66,109 as of March 31, 2026 and December 31, 2025. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s unaudited condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025.
On August 6, 2025, the Company signed a loan agreement with SIZE Foundation, a Cayman Islands foundation company and related party, to provide SIZE Foundation with an unsecured revolving credit facility of up to $500,000, which was subsequently amended to increase the credit line to $2,000,000 during the quarter ended December 31, 2025. During 2026 the loan agreement was amended to increase the credit line to $3,000,000, which became effective on May 12, 2026. Borrower may repay the loan at any time but must fully repay each advance no later than 5 years from the advance date. Interest is accrued on the unpaid principal balance of the loans at a per-annum rate equal to the midterm applicable federal rate (“AFR”) for quarterly compounding most recently published by the Internal Revenue Service. Borrowers can request advances at least one business day before the desired date of advance, subject to the maximum loan amount not being exceeded. The outstanding balance was recorded as ‘Notes receivable, related parties’ on the Company’s unaudited condensed consolidated balance sheets $2,116,042 and $556,282 as of March 31, 2026 and December 31, 2025, respectively.
In February 2022, the Company executed an unsecured credit facility to a related party, Securitize KKR Platform SPC, LTC (“Securitize KKR”), with a maximum loan amount not to exceed $15,000,000 to fund capital calls. Securitize Capital is the General Partner of Securitize KKR. The borrower may repay each advance at any time or from time to time, provided that each advance is repaid in full prior to the 5-year anniversary of each advance. This credit facility does not provide for a stated interest charge. The outstanding balance was $4,702,874 and $3,476,639 as of March 31, 2026 and December 31, 2025, respectively. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s unaudited condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025.
On July 14, 2023, the Company signed a loan agreement with Securitize Capital Hamilton Lane Equity Opportunity Fund LP (“Securitize Capital Hamilton Lane Fund”), a related party, for up to $7,000,000. Borrower may repay the loan at any time but must fully repay each advance no later than 5 years from its date. This note is interest free. Borrowers can request advances at least one business day before the desired date of advance, subject to the maximum loan amount not being exceeded. The outstanding balance was $1,353,732 and $1,084,957 as of March 31, 2026 and December 31, 2025, respectively. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s unaudited condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025.
The related party loan arrangements related to Securitize KKR and Securitize Capital Hamilton Lane Fund were entered into in the ordinary course of business to support liquidity management, working capital needs, and operational efficiency across the Company and its affiliated entities. These arrangements facilitate the timely funding of operating activities and investment-related obligations within the Securitize platform and related funds. The issuance of notes receivable to related parties facilitates the funding of capital calls in accordance with the Company’s required commitment. The Company receives L.P. interests in the funds based on the amount of capital contributed. These L.P. interests increase and decrease directly with the capital contributed and repaid, along with respective changes in the fund’s NAV. Therefore, the Company elected to apply the Net Asset Value (“NAV”) practical expedient for the L.P. interests, with changes in NAV recorded in Other income, net on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.
RELATED PARTY TRANSACTIONS
As further described in the “Notes Receivable” note above, the Company is party to separate notes receivables issued to related parties, Securitize KKR and Securitize Capital Hamilton Lane Equity Opportunity Fund. Additionally, as further described in the “Debt” note above, the Company is party to a separate note payable from a related party, Hamilton Lane SF6. The Company also performs investment management services for Securitize Capital Hamilton Lane Equity Opportunity Fund, for which the Company has an outstanding accounts receivable balance of $81,377 and $922,349 as of December 31, 2025 and 2024, respectively. The Company is also entitled to earn management fees for fund management services provided to certain investment funds that are considered related parties of the Company. Accounts receivable related to these management fees totaled $513,058 and $226,564 for the year ended December 31, 2025 and 2024, respectively. Outstanding accounts receivable related to management fees are included within ‘Accounts receivable, related parties’ on the consolidated balance sheets. Management fee revenue totaled $667,309 and $97,325 for the year ended December 31, 2025 and 2024, respectively and is included within revenue on the consolidated statements of operations and comprehensive loss.
In February 2023, the Company entered into a loan agreement with Securitize Capital Platform SPC LTD (“Securitize Capital BVI”), a related party entity incorporated in the British Virgin Islands and managed by the Company. Under the terms of the agreement, Securitize Capital BVI agreed to provide the Company with up to $5,000,000 on an unsecured, interest-free basis, with repayment due five years from the advance date in February 2028. During the year ended December 31, 2024, the Company fully repaid the outstanding balance of $5,000,000 to Securitize Capital BVI, and the loan arrangement was formally closed.
The related party loan arrangements were entered into in the ordinary course of business to support liquidity management, working capital needs, and operational efficiency across the Company and its affiliated entities. These arrangements facilitate the timely funding of operating activities and investment-related obligations within the Securitize platform and related funds and are not intended to represent permanent capital or long-term financing arrangements as of December 31, 2025 and 2024.
Collateralized Lending — Related Parties
At various times throughout 2025, the Company entered into lending arrangements with certain related parties of the Company in which the Company advanced an aggregate amount of $290,356 in certain digital assets also borrowed by the Company during the year ended December 31, 2025 which were still outstanding as of December 31, 2025 and included within ‘Digital assets loan receivable, related parties’ on the consolidated balance sheets. Each of these digital asset loans receivable are either fully or over-collateralized and subject to the same standard terms and provisions governed by Master Loan and Security Agreements that are also regularly entered into with third party customers of the Company (see Note 16). Each of the related party digital asset loans executed carry a 2.00% annual facilitation fee, which is accrued and deducted from collateral at each NAV valuation date of the underlying tokenized assets secured. Consistent with the loans advanced to other customers, each of the advances have required Collateral-to-Loan ratios ranging from 128% to 167%, largely based on the type of tokenized asset secured as collateral, and each of the advances are also subject to rebalancing and liquidation provisions if collateral coverage falls below defined thresholds. The Company obtains control over the collateral assets secured from each related party, which it uses to facilitate participation in various DeFi activities with various decentralized finance protocols, as specified in each agreement.
The related parties that have entered into these arrangements include certain current and former officers of the Company, as well as certain affiliated entities and family members of those individuals, who all executed such arrangements with the Company in the ordinary course. Similar to the other customers that are counterparties to these arrangements, each of these related parties are subject to the standard terms and provisions governed by agreements that are nearly identical regardless of the counterparty, and there are no side letters or special provisions included in the arrangements with the related parties which would indicate that their contractual terms are stated at anything other than market.
Promissory Note — Related Parties
On August 18, 2024, the Company issued a promissory note to the Lucio-Finn Revocable Trust for a principal amount of 83.51993162 BTC, bearing interest at 2.95% per annum, payable in Bitcoin, and maturing six months from issuance. This note is unsecured and may be prepaid without penalty, with interest and principal due at maturity unless repaid earlier. This Lucio-Finn Revocable Trust obligation was fully repaid as of December 31, 2024. The Lucio-Finn Revocable Trust is a related party of the Company due to its association with a former officer and co-founder of the Company.
Secondary transactions and exchange of Common stock for Series B-4 redeemable convertible preferred stock
During the year ended December 31, 2025, the Company waived its right of first refusal in connection with certain secondary transactions involving its equity securities held by certain former employees, co-founders, and related parties, which resulted in the recognition of stock-based compensation expense and deemed dividends recorded in the consolidated financial statements. Refer to the Stockholders’ Deficit note (Note 12) for additional information.
Notes Receivable, Related Parties
In January 2019, the Company provided funds in the form of a promissory note, as most recently amended in December 2022, totaling $89,879 to Batch 22X Ltd. (“Batch 22X”), which is managed by the co-founders and members of the Company’s management. There is no interest due and the note matures on December 31, 2029. The outstanding balance of the note totaled $66,109 as of December 31, 2025 and 2024. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s consolidated balance sheets as of December 31, 2025 and 2024.
In February 2022, the Company executed an unsecured credit facility to a related party, Securitize KKR Platform SPC, LTC (“Securitize KKR”), with a maximum loan amount not to exceed $15,000,000. Securitize Capital is the General Partner of Securitize KKR. The borrower may repay each advance at any time or from time to time, provided that each advance is repaid in full prior to the 5-year anniversary of each advance. This credit facility does not provide for a stated interest charge. The outstanding balance was $3,476,639 and $3,232,059 on December 31, 2025 and 2024, respectively. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s consolidated balance sheets as of December 31, 2025 and 2024.
On July 14, 2023, the Company signed a loan agreement with Securitize Capital Hamilton Lane Equity Opportunity Fund LP (“Securitize Capital Hamilton Lane Fund”), a related party, for up to $7,000,000. Borrower may repay the loan at any time but must fully repay each advance no later than 5 years from its date. This note is interest free. Borrowers can request advances at least one business day before the desired date of advance, subject to the maximum loan amount not being exceeded. The outstanding balance was $1,084,957 and $471,859 on December 31, 2025 and 2024, respectively. The balance of this note was recorded as ‘Notes receivable, related parties’ on the Company’s consolidated balance sheets as of December 31, 2025 and 2024.
On August 6, 2025, the Company signed a loan agreement with SIZE Foundation, a Cayman Islands foundation company and related party, to provide SIZE Foundation with an unsecured revolving credit facility of up to $500,000. Borrower may repay the loan at any time but must fully repay each advance no later than 5 years from the advance date. Interest is accrued on the unpaid principal balance of the loans at a per-annum rate equal to the midterm applicable federal rate (“AFR”) for quarterly compounding most recently published by the Internal Revenue Service. Borrowers can request advances at least one business day before the desired date of advance, subject to the maximum loan amount not being exceeded. The outstanding balance was recorded as ‘Notes receivable, related parties’ on the Company’s consolidated balance sheets $556,282 as of December 31, 2025.